Segment information (Tables)	3 Months Ended
Mar. 31, 2026
Segment information [abstract]
Schedule of asset and income by segment

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of March 31, 2026, and December 31, 2025, on a segmented basis:

	As of March 31, 2026
	Biopharmaceutical	Total
	$	$
Current assets	10,369,056	10,369,056
Non-current assets	4,557,019	4,557,019
Current liabilities	16,345,974	16,345,974
	As of December 31, 2025
	Biopharmaceutical	Total
	$	$
Current assets	6,478,353	6,478,353
Non-current assets	4,682,556	4,682,556
Current liabilities	6,058,294	6,058,294
	For the three months ended March 31, 2026
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	9,579	(517)	9,062
Total operating expenses	2,966,172	133	2,966,305
Net (loss) income	(13,753,948)	384	(13,753,564)

	For the three months ended March 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(2,584)	(64,632)	(67,216)
Total operating expenses	3,397,101	322	3,397,423
Net (loss) income	(8,804,191)	64,310	(8,739,881)